Intangible assets and goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2014
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(669)	$1,820
Intellectual property	11	1,724	(578)	1,146
Other	11	239	(129)	110
Total finite-lived intangible assets	14	$4,452	$(1,376)	$3,076

		December 31, 2013
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,653	$(539)	$2,114
Intellectual property	11	1,821	(495)	1,326
Other	10	274	(136)	138
Total finite-lived intangible assets	13	4,748	(1,170)	3,578
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,766	$(1,170)	$3,596

		December 31, 2012
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

Gross customer relationship intangibles of $48 million and related accumulated amortization of $9 million were divested during 2014, and are not included in the December 31, 2014 balances in the table above. These transactions were related to the divestiture of portions of the Bucyrus distribution business. See Note 26 for additional information on divestitures.

In-process research & development indefinite-lived intangibles of $18 million from the Energy & Transportation segment were impaired during 2014. Fair value of the intangibles was determined using an income approach based on the present value of discounted cash flows. The impairment of $18 million was recognized in Other operating (income) expenses in Statement 1 and included in the Energy & Transportation segment.

During 2013, we acquired finite-lived intangible assets aggregating $70 million due to the purchase of Johan Walter Berg AB (Berg). See Note 24 for details on this acquisition.

Gross customer relationship intangibles of $168 million and related accumulated amortization of $25 million were reclassified from Intangible assets to assets held for sale and/or divested during 2013, and are not included in the December 31, 2013 balances in the table above. These transactions were related to the divestiture of portions of the Bucyrus distribution business. See Note 26 for additional information on divestitures.

During 2012, we acquired finite-lived intangible assets aggregating $120 million due to purchases of ERA Mining Machinery Limited (Siwei) ($112 million) and Caterpillar Tohoku Ltd. (Cat Tohoku) ($8 million). See Note 24 for details on these acquisitions.

Gross customer relationship intangibles of $207 million with related accumulated amortization of $93 million were reclassified from Intangible assets to held for sale and/or divested during 2012, and are not included in the December 31, 2012 balances in the table above. These transactions primarily related to the divestiture of portions of the Bucyrus distribution business and our third party logistics business. See Note 26 for additional information on divestitures.

Gross customer relationship intangibles of $51 million with related accumulated amortization of $29 million from the All Other segments were impaired during 2012. Fair value of the intangibles was determined using an income approach based on the present value of discounted cash flows. The impairment of $22 million was recognized in Other operating (income) expenses in Statement 1 and included in the All Other segments.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $365 million, $371 million and $387 million for 2014, 2013 and 2012, respectively.

As of December 31, 2014, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$345	$323	$322	$320	$318	$1,448

B.	Goodwill

During 2013, we acquired net assets with related goodwill of $106 million due to the purchase of Berg. In 2014, we finalized the allocation of the Berg purchase price to identifiable assets and liabilities, adjusting goodwill from our December 31, 2013 preliminary allocation by an increase of $7 million. See Note 24 for details on this acquisition.

There were no goodwill impairments during 2014 or 2013.

As discussed in Note 24, we recorded goodwill of $625 million related to our May 2012 acquisition of Siwei. In November 2012, Caterpillar became aware of inventory accounting discrepancies at Siwei which led to an internal investigation. Caterpillar's investigation determined that Siwei had engaged in accounting misconduct prior to Caterpillar's acquisition of Siwei in mid-2012. The accounting misconduct included inappropriate accounting practices involving improper cost allocation that resulted in overstated profit and improper revenue recognition practices involving early and, at times unsupported, revenue recognition.

Because of the accounting misconduct identified in the fourth quarter of 2012, Siwei's goodwill was tested for impairment as of November 30, 2012. We determined the carrying value of Siwei, which was a separate reporting unit, exceeded its fair value at the measurement date, requiring step two in the impairment test process.  The fair value of the Siwei reporting unit was determined primarily using an income approach based on the present value of discounted cash flows. We assigned the fair value to the reporting unit's assets and liabilities and determined the implied fair value of goodwill was substantially below the carrying value of the reporting unit's goodwill.  Accordingly, we recognized a $580 million goodwill impairment charge, which resulted in goodwill of $45 million remaining for Siwei as of December 31, 2012. The goodwill impairment was a result of changes in the assumptions used to determine the fair value resulting from the accounting misconduct that occurred before the acquisition. There was no tax benefit associated with this impairment charge. The Siwei goodwill impairment charge is reported in the Resource Industries segment.

Additionally, during 2012, we recorded goodwill of $22 million related to the acquisition of Cat Tohoku. See Note 24 for details on this acquisition.

Goodwill of $15 million, $65 million and $181 million was reclassified to held for sale and/or divested during 2014, 2013 and 2012, respectively, and is not included in the December 31, 2014, 2013 and 2012 respective balances in the table below. The reclassified/divested amount in 2014 and 2012 primarily related to the divestiture of portions of the Bucyrus distribution business. The reclassified/divested amounts in 2013 was related to the divestiture of portions of the Bucyrus distribution business and the sale of certain Energy & Transportation assets that were accounted for as a business. See Note 26 for additional information on divestitures.

As discussed in Note 23, effective January 1, 2014, we revised our reportable segments in line with the changes to our organization structure. Our reporting units did not significantly change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2014, 2013 and 2012 were as follows:

(Millions of dollars)	December 31, 2013	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2014
Construction Industries
Goodwill	$291	$—	$—	$—	$(16)	$275
Resource Industries
Goodwill	4,468	—	(15)	—	(166)	4,287
Impairments	(580)	—	—	—	—	(580)
Net goodwill	3,888	—	(15)	—	(166)	3,707
Energy & Transportation
Goodwill	2,600	7	—	—	(65)	2,542
All Other [4]
Goodwill	199	—	—	—	(7)	192
Impairment	(22)	—	—	—	—	(22)
Net goodwill	177	—	—	—	(7)	170
Consolidated total
Goodwill	7,558	7	(15)	—	(254)	7,296
Impairments	(602)	—	—	—	—	(602)
Net goodwill	$6,956	$7	$(15)	$—	$(254)	$6,694

	December 31, 2012	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2013
Construction Industries
Goodwill	$333	$—	$—	$—	$(42)	$291
Resource Industries
Goodwill	4,511	—	(55)	—	12	4,468
Impairments	(580)	—	—	—	—	(580)
Net goodwill	3,931	—	(55)	—	12	3,888
Energy & Transportation
Goodwill	2,486	106	(10)	—	18	2,600
All Other [4]
Goodwill	214	—	—	—	(15)	199
Impairment	(22)	—	—	—	—	(22)
Net goodwill	192	—	—	—	(15)	177
Consolidated total
Goodwill	7,544	106	(65)	—	(27)	7,558
Impairments	(602)	—	—	—	—	(602)
Net goodwill	$6,942	$106	$(65)	$—	$(27)	$6,956

	December 31, 2011	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2012
Construction Industries
Goodwill	$331	$15	$—	$—	$(13)	$333
Resource Industries
Goodwill	4,073	597	(181)	—	22	4,511
Impairments	—	—	—	(580)	—	(580)
Net goodwill	4,073	597	(181)	(580)	22	3,931
Energy & Transportation
Goodwill	2,486	9	—	—	(9)	2,486
All Other [4]
Goodwill	212	7	—	—	(5)	214
Impairment	(22)	—	—	—	—	(22)
Net goodwill	190	7	—	—	(5)	192
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

[1]	See Note 24 for additional information.

[2]	See Note 26 for additional information.

[3]	Other adjustments are comprised primarily of foreign currency translation.

[4]	Includes All Other operating segments (See Note 23).